CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Series A Preferred Shares Preferred shares	Series A Preferred Shares	Common stock Initial Public Offering	Common stock	Preferred shares	Additional paid in capital Initial Public Offering	Additional paid in capital	Accumulated other comprehensive loss	Accumulated deficit	Initial Public Offering	Total
Balance at the beginning of the period at Jun. 30, 2012				$ 129			$ 9,561	$ (35)	$ (9,779)		$ (124)
Balance at the beginning of the period (in shares) at Jun. 30, 2012				80,145,500
Increase (Decrease) in Stockholders' Equity
Issuance of stock				$ 48			6,551				$ 6,599
Issuance of stock (in shares)				29,638,000
Issuance of common stock upon exercise of share options (in shares)											0
Other comprehensive (loss) income, net of tax								(68)			$ (68)
Net loss									(8,740)		(8,740)
Share-based compensation expense							178				178
Balance at the end of the period at Jun. 30, 2013				$ 177			16,290	(103)	(18,519)		(2,155)
Balance at the end of the period (in shares) at Jun. 30, 2013				109,783,500
Increase (Decrease) in Stockholders' Equity
Issuance of stock				$ 112			15,700				15,812
Issuance of stock (in shares)				70,208,600
Issuance of common stock upon exercise of share options				$ 2			190				192
Issuance of common stock upon exercise of share options (in shares)				1,378,000
Other comprehensive (loss) income, net of tax								377			377
Net loss									(11,601)		(11,601)
Share-based compensation expense							332				332
Balance at the end of the period at Jun. 30, 2014				$ 291			32,512	274	(30,120)		$ 2,957
Balance at the end of the period (in shares) at Jun. 30, 2014				181,370,100
Increase (Decrease) in Stockholders' Equity
Issuance of stock	$ 98,872	$ 98,872	$ 104			$ 175,885				$ 175,989
Issuance of stock (in shares)			67,500,000
Beneficial conversion feature					$ (102,126)		102,126
Issuance of common stock upon exercise of share options (in shares)											0
Issuance of common stock upon conversion of preferred shares				$ 287	(11,481)		11,194
Issuance of common stock upon conversion of preferred shares (in shares)				175,841,800
Deemed dividends on preferred shares					$ 14,735				(14,735)
Other comprehensive (loss) income, net of tax								(3,835)			$ (3,835)
Net loss									(22,058)		(22,058)
Share-based compensation expense							7,078				7,078
Balance at the end of the period at Jun. 30, 2015				$ 682			328,795	(3,561)	(66,913)		$ 259,003
Balance at the end of the period (in shares) at Jun. 30, 2015				424,711,900
Increase (Decrease) in Stockholders' Equity
Issuance of common stock upon exercise of share options (in shares)											0
Other comprehensive (loss) income, net of tax								(4,578)			$ (4,578)
Net loss									(23,000)		(23,000)
Share-based compensation expense							3,568				3,568
Balance at the end of the period at Dec. 31, 2015				$ 682			$ 332,363	$ (8,139)	$ (89,913)		$ 234,993
Balance at the end of the period (in shares) at Dec. 31, 2015				424,711,900